Supplemental Financial Information - Cash Flow Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net cash paid during the period for:
Interest	$ 172	$ 138	$ 174
Income taxes	40	24	34
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	1,612	11	6
Book value of these assets	(349)	(10)	(4)
Non-cash gains (losses)		9
Net gain (loss) on sale of assets	1,263	10	2
Non-cash investing and financing information:
Issuance of common stock for business combinations	$ 9,686
Available-for-sale Securities [Member]
Non-cash investing and financing information:
Fair value of available-for-sale securities		9
Exchange of Term Loan A1 for Term Loan E [Member]
Non-cash investing and financing information:
Exchange of one Term Loan by another		$ 400
Exchange of Term Loan C for Term Loan D [Member]
Non-cash investing and financing information:
Exchange of one Term Loan by another			$ 400